LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES [Abstract]
Schedule Of Long-Term Debt
	Annual interest
	rate at
	December 31	December 31,
	2014	2014	2013

	%	US Dollars in thousands
Linkage terms
U.S. dollar	5.89 - 8.56	403	615
NIS - not linked	6	128	225
Euro	2.17 - 3.86	659	454
NIS - linked to the Prime rate	P+0.9	1,157	68
U.S. dollar linked to Libor	4-4.5	-	720

		2,347	2,082
Less - current maturities (banks and others)		(509)	(670)

		1,838	1,412

Schedule Of Maturities Of Long-Term Debt (Including Capital Lease)
Long-term loan

First year	509
Second year	674
Third year	460
Forth year	420
Fifth year and thereafter	284

2,347